Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 32,786,000	$ 21,570,000	$ 67,351,000	$ 44,565,000		$ 103,968,000	$ 90,452,000	$ 72,038,000
Cost of revenue	11,513,000	7,523,000	22,705,000	15,982,000		34,834,000	30,830,000	26,501,000
Gross Profit	21,273,000	14,047,000	44,646,000	28,583,000		69,134,000	59,622,000	45,537,000
Sales and marketing expenses	14,165,000	7,411,000	28,747,000	17,615,000		43,838,000	37,967,000	30,494,000
General and administrative expenses	14,526,000	9,475,000	27,772,000	20,647,000		43,231,000	42,192,000	40,592,000
Operating loss	(7,418,000)	(2,839,000)	(11,873,000)	(9,679,000)		(17,935,000)	(20,537,000)	(25,549,000)
Interest expense	1,258,000	1,248,000	2,502,000	2,372,000		4,904,000	2,101,000	157,000
Other expense (income), net	55,000	14,000	82,000	48,000		1,824,000	(199,000)	(329,000)
Gain on extinguishment of debt	(8,395,000)	0	(8,395,000)	0
Net loss attributable to ordinary shares	(481,000)	(4,246,000)	(6,352,000)	(12,389,000)		(244,498,000)	(23,017,000)	(25,955,000)
Net loss	$ (336,000)	$ (4,101,000)	$ (6,062,000)	$ (12,099,000)		$ (24,663,000)	$ (22,439,000)	$ (25,377,000)
Net loss per common unit, basic and diluted	$ (0.01)	$ (0.05)	$ (0.07)	$ (0.14)		$ (2.86)	$ (0.27)	$ (0.30)
Weighted average common units outstanding, basic and diluted	85,565,000	85,565,000	85,565,000	85,565,000		85,564,605	85,564,605	85,564,605
TPG Pace Tech Opportunities Corp [Member]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Professional fees and other expenses	1,139,648	868	5,631,919	868
Professional fees, offering costs and other expenses					8,587	1,396,054
Change in fair value of derivatives	8,053,333	0	(24,763,334)	0	0	31,926,667
Operating loss	(9,192,981)	(868)	19,131,415	(868)	(8,587)	(33,322,721)
Interest income	6,839	0	13,602	0	93	5,937
Net loss attributable to ordinary shares	(9,186,142)	$ (868)	19,145,017	$ (868)	$ (8,494)	(33,316,784)
TPG Pace Tech Opportunities Corp [Member] | Common Class A [Member]
Net loss attributable to ordinary shares	$ (7,348,914)		$ 15,316,014			$ (26,653,427)
Net loss per common unit, basic and diluted	$ (0.16)	$ 0	$ 0.34	$ 0	$ 0	$ (2.58)
Weighted average common units outstanding, basic and diluted	45,000,000	0	45,000,000	0	0	10,327,869
TPG Pace Tech Opportunities Corp [Member] | Common Class F [Member]
Net loss attributable to ordinary shares	$ (1,837,228)		$ 3,829,003			$ (6,663,357)
Net loss per common unit, basic and diluted	$ (0.16)	$ 0.00	$ 0.34	$ 0.00	$ 0.00	$ (0.37)
Weighted average common units outstanding, basic and diluted	11,250,000	20,000,000	11,250,000	20,000,000	16,321,839	18,050,376